Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Property and Equipment, Net Estimated Useful Lives

Property and equipment, net, are stated at cost, subject to review of impairment, and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment and software	3—5 years
Furniture and fixtures	3—5 years
Leasehold improvements	shorter of the lease term or estimated useful life

Changes in Allowance for Doubtful Accounts

The following table presents the changes in the allowance for doubtful accounts as of September 30, 2012 (in thousands):

September 30, 2012
(Unaudited)
Allowance for doubtful accounts:
Balance at beginning of period	$—
Add: bad debt expense	160
Less: recoveries	(12)

Balance at end of period	$148

Summary of Effects of New Guidance on Consolidated Balance Sheets and Statements of Comprehensive Income (Loss)

The following table summarizes the effects of this new guidance on our consolidated balance sheets and statements of comprehensive income (loss) (in thousands):

	As of and for the Fiscal Year Ended June 30, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
Total deferred revenue	$74,646	$81,036	$(6,390)

Revenues:
Subscription	$79,191	$78,305	$886
Professional services and other	13,450	7,946	5,504

Total revenues	$92,641	$86,251	$6,390